Acquisitions (Schedule of Consideration Transferred in Merger) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013	Dec. 01, 2012
Business Acquisition [Line Items]
Issuance of ordinary shares to MakerBot stockholders	$ 180,620,000	$ 481,487,000	$ 1,340,897,000
Tax withholding and other payments on behalf of MakerBot stockholders	157,559,000	12,163,000
Exchange of MakerBot stock options for the Company options	117,845,000	453,217,000	1,340,897,000
MakerBot [Member]
Business Acquisition [Line Items]
Issuance of ordinary shares to MakerBot stockholders				446,019,000
Tax withholding and other payments on behalf of MakerBot stockholders				12,163,000
Exchange of MakerBot stock options for the Company options				7,198,000
Earn-out at estimated fair value				28,270,000
Total consideration				493,650,000
Objet [Member]
Business Acquisition [Line Items]
Number of shares of Objet ordinary shares outstanding on December 1, 2012					15.4
Exchange ratio					1.0
Stratasys, Inc. shares deemed (for accounting purposes only) issued to Objet shareholders					15.4
Tax withholding and other payments on behalf of MakerBot stockholders					1,158,000,000
Fair value of deemed (for accounting purposes only) conversion of Objet equity awards					183,000,000
Fair value of non-controlling interest					300,000
Total consideration					$ 1,341,300,000